Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.31%			Common Stock (continued)
Basic Materials - 7.64%			Consumer Staples - 2.19%
Balchem	47,785$	4,717,335	Casey’s General Stores	42,443$	5,623,273
Eastman Chemical	65,808	3,065,337	J&J Snack Foods	32,148	3,889,908
Huntsman	291,889	4,211,958			9,513,181
Kaiser Aluminum	65,984	4,571,371	Credit Cyclicals - 1.23%
Minerals Technologies	94,756	3,435,853	BorgWarner	86,795	2,115,194
Neenah	91,574	3,949,587	DR Horton	50,430	1,714,620
Reliance Steel & Aluminum	68,159	5,970,047	Toll Brothers	78,642	1,513,859
Worthington Industries	125,879	3,304,324			5,343,673
		33,225,812
			Energy - 0.39%
Business Services - 3.37%			Diamondback Energy	21,582	565,448
ABM Industries	114,374	2,786,151	Parsley Energy Class A	99,577	570,576
Aramark	154,793	3,091,216	Patterson-UTI Energy	179,679	422,246
ASGN †	83,287	2,941,697	PDC Energy †	19,720	122,461
Mobile Mini	116,745	3,062,221			1,680,731
US Ecology	92,185	2,802,424
		14,683,709	Financial Services - 12.63%
			Axis Capital Holdings	81,744	3,159,406
Capital Goods - 12.48%			CenterState Bank	170,162	2,931,891
Barnes Group	57,998	2,426,056	East West Bancorp	119,069	3,064,836
Belden	67,070	2,419,886	Essent Group	125,084	3,294,713
BWX Technologies	77,927	3,795,824	First Financial Bancorp	147,303	2,196,288
Columbus McKinnon	35,981	899,525	Great Western Bancorp	142,341	2,915,144
ESCO Technologies	50,828	3,858,353	Independent Bank Group	80,944	1,916,754
Federal Signal	67,002	1,827,815	Kemper	32,427	2,411,596
Gates Industrial †	139,419	1,028,912	MGIC Investment	197,783	1,255,922
Graco	78,878	3,843,725	NMI Holdings Class A †	37,739	438,150
Jacobs Engineering Group	51,491	4,081,692	Primerica	45,401	4,017,080
Kadant	47,110	3,516,761	Reinsurance Group of America	50,009	4,207,757
KBR	94,966	1,963,897	RLI	7,934	697,637
Lincoln Electric Holdings	58,596	4,043,124	Selective Insurance Group	71,981	3,577,456
MasTec †	53,617	1,754,884	Sterling Bancorp	255,494	2,669,912
Oshkosh	62,675	4,031,883	Stifel Financial	100,858	4,163,418
Quanta Services	96,100	3,049,253	Umpqua Holdings	300,243	3,272,649
Rexnord	135,847	3,079,651	Valley National Bancorp	361,097	2,639,619
Spirit AeroSystems Holdings Class A	45,140	1,080,200	Webster Financial	76,353	1,748,484
Tetra Tech	22,469	1,586,761	Western Alliance Bancorp	78,855	2,413,752
United Rentals †	34,969	3,598,310	WSFS Financial	78,931	1,966,960
Woodward	40,561	2,410,946			54,959,424
		54,297,458
			Healthcare - 16.00%
Consumer Discretionary - 4.03%			Agios Pharmaceuticals †	95,240	3,379,115
American Eagle Outfitters	249,992	1,987,436	Bio-Techne	31,057	5,889,028
Five Below †	49,518	3,485,077	Catalent †	101,470	5,271,367
Malibu Boats Class A †	96,588	2,780,768	DexCom †	30,141	8,116,067
Steven Madden	167,785	3,897,646	Encompass Health	77,573	4,966,999
Tractor Supply	63,655	5,382,030	Exact Sciences †	75,307	4,367,806
		17,532,957	ICON (Ireland) †	40,683	5,532,888
Consumer Services - 1.47%			Intercept Pharmaceuticals †	42,090	2,649,986
Chuy’s Holdings †	63,634	640,794	Ligand Pharmaceuticals †	42,665	3,102,599
Jack in the Box	31,109	1,090,370	Neurocrine Biosciences †	69,224	5,991,337
Texas Roadhouse	34,683	1,432,408	Repligen †	48,372	4,669,833
Wendy’s	218,850	3,256,488	Supernus Pharmaceuticals †	96,224	1,731,070
		6,420,060	Teladoc Health †	5,000	775,050

NQ-VIP-874 [3/20] 5/20 (1178026) Smid Cap Core Series-1

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Healthcare (continued)			Technology (continued)
Ultragenyx Pharmaceutical †	100,283	$ 4,455,574	PTC †	66,419	$4,065,507
West Pharmaceutical Services	39,459	6,007,633	Rapid7 †	39,861	1,727,177
Wright Medical Group †	94,185	2,698,400	Semtech †	105,094	3,941,025
		69,604,752	SS&C Technologies Holdings	132,085	5,787,965
Media - 0.97%			Tyler Technologies †	33,307	9,877,523
Cinemark Holdings	145,206	1,479,649	WNS Holdings ADR †	93,701	4,027,269
Interpublic Group of Companies	169,988	2,752,106	Yelp †	104,838	1,890,229
		4,231,755			79,757,377
Real Estate Investment Trusts - 8.60%			Transportation - 1.97%
American Assets Trust	68,466	1,711,650	Knight-Swift Transportation Holdings	163,937	5,377,134
Apartment Investment & Management			Werner Enterprises	88,279	3,200,997
Class A	116,914	4,109,527			8,578,131
Brixmor Property Group	203,613	1,934,323	Utilities - 6.01%
Camden Property Trust	49,194	3,898,133	Black Hills	60,599	3,880,154
Cousins Properties	150,646	4,409,408	NorthWestern	134,213	8,029,964
EastGroup Properties	36,004	3,761,698	South Jersey Industries	229,840	5,746,000
EPR Properties	67,509	1,635,068	Spire	114,000	8,490,720
First Industrial Realty Trust	149,828	4,978,784			26,146,838
Kite Realty Group Trust	240,056	2,273,330	Total Common Stock
Lexington Realty Trust	270,201	2,683,096	(cost $490,193,505)		423,419,984
Mack-Cali Realty	152,083	2,316,224
Pebblebrook Hotel Trust	109,934	1,197,181	Short-Term Investments - 2.67%
Physicians Realty Trust	88,390	1,232,157	Money Market Mutual Funds - 2.67%
RPT Realty	216,177	1,303,547	BlackRock FedFund - Institutional
		37,444,126	Shares (seven-day effective yield
Technology - 18.33%			0.33%)	2,321,390	2,321,390
Blackbaud	31,229	1,734,771	Fidelity Investments Money Market
Box Class A †	22,814	320,309	Government Portfolio - Class I
Brooks Automation	117,075	3,570,787	(seven-day effective yield 0.30%)	2,321,390	2,321,390
Chegg †	63,496	2,271,887	GS Financial Square Government
ExlService Holdings †	79,695	4,146,531	Fund - Institutional Shares (seven-day
Guidewire Software †	68,145	5,404,580	effective yield 0.34%)	2,321,390	2,321,390
II-VI †	99,332	2,830,962	Morgan Stanley Government
J2 Global	68,791	5,149,006	Portfolio - Institutional Share Class
LendingTree †	18,402	3,374,743
			(seven-day effective yield 0.22%)	2,321,390	2,321,390
MACOM Technology Solutions
			State Street Institutional US Government
Holdings †	59,802	1,132,052
			Money Market Fund - Investor Class
MaxLinear †	197,648	2,306,552
NETGEAR †	70,258	1,604,693	(seven-day effective yield 0.24%)	2,321,390	2,321,391
Paycom Software †	37,906	7,657,391	Total Short-Term Investments
Proofpoint †	67,613	6,936,418	(cost $11,606,951)		11,606,951

Total Value of Securities - 99.98%
(cost $501,800,456)					435,026,935
Receivables and Other Assets Net of Liabilities - 0.02%					77,311
Net Assets Applicable to 27,803,752 Shares Outstanding - 100.00%					$435,104,246

† Non-income producing security.

NQ-VIP-874 [3/20] 5/20 (1178026) Smid Cap Core Series-2

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

Summary of abbreviations:
ADR - American Depositary Receipt
GS - Goldman Sachs

NQ-VIP-874 [3/20] 5/20 (1178026) Smid Cap Core Series-3